Property and Equipment and FCC Authorizations	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property and Equipment
Property and Equipment and FCC Authorizations

6.              Property and Equipment and FCC Authorizations

Property and Equipment

Property and equipment consisted of the following:

	Depreciable	As of
	Life	September 30,	December 31,
	(In Years)	2014	2013
		(In thousands)
Equipment leased to customers	2-5	$3,526,090	$3,496,994
EchoStar I (1)	12	—	201,607
EchoStar VII (1)	15	—	177,000
EchoStar X (1)	15	—	177,192
EchoStar XI (1)	15	—	200,198
EchoStar XIV (1)	15	—	316,541
EchoStar XV	15	277,658	277,658
Satellites acquired under capital lease agreements	10-15	499,819	499,819
Furniture, fixtures, equipment and other	1-10	661,321	600,439
Buildings and improvements	1-40	83,258	80,439
Land	—	5,504	5,504
Construction in progress	—	19,006	39,043
Total property and equipment		5,072,656	6,072,434
Accumulated depreciation (1)		(2,591,343)	(3,093,111)
Property and equipment, net		$2,481,313	$2,979,323

(1)     Property and equipment and accumulated depreciation decreased $1.073 billion and $633 million, respectively, as a result of the Satellite and Tracking Stock Transaction.  See Note 4 and Note 10 for further discussion.

Depreciation and amortization expense consisted of the following:

	For the Three Months		For the Nine Months
	Ended September 30,		Ended September 30,
	2014	2013	2014	2013
	(In thousands)
Equipment leased to customers	$208,208	$188,524	$607,584	$538,457
Satellites	15,261	27,171	53,723	81,512
Buildings, furniture, fixtures, equipment and other	22,671	14,054	58,181	43,441
Total depreciation and amortization	$246,140	$229,749	$719,488	$663,410

Cost of sales and operating expense categories included in our accompanying Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) do not include depreciation expense related to satellites or equipment leased to customers.

Pay-TV Satellites.  We currently utilize 14 owned and leased satellites in geostationary orbit approximately 22,300 miles above the equator, one of which we own and depreciate over the useful life of the satellite.  We currently utilize capacity on 11 satellites that we lease from EchoStar, which are accounted for as operating leases.  We also lease two satellites from third parties, which are accounted for as capital leases and are depreciated over the shorter of the economic life of the satellite or the term of the satellite agreement.

As of September 30, 2014, our pay-TV satellite fleet consisted of the following:

		Degree	Estimated
	Launch	Orbital	Useful Life
Satellites	Date	Location	(Years)
Owned:
EchoStar XV (1)	July 2010	45	15

Leased from EchoStar (1):
EchoStar I (2)(3)	December 1995	77	NA
EchoStar VII (2)(3)	February 2002	119	NA
EchoStar VIII	August 2002	77	NA
EchoStar IX	August 2003	121	NA
EchoStar X (2)(3)	February 2006	110	NA
EchoStar XI (2)(3)	July 2008	110	NA
EchoStar XII (2)	July 2003	61.5	NA
EchoStar XIV (2)(3)	March 2010	119	NA
EchoStar XVI	November 2012	61.5	NA
Nimiq 5	September 2009	72.7	NA
QuetzSat-1	September 2011	77	NA

Leased from Other Third Party:
Anik F3	April 2007	118.7	NA
Ciel II	December 2008	129	NA

Under Construction:
EchoStar XVIII	2015	110	15

(1)     See Note 10 for further discussion of our Related Party Transactions with EchoStar.

(2)     We generally have the option to renew each lease on a year-to-year basis through the end of the respective satellite’s useful life.

(3)     On February 20, 2014, we entered into the Satellite and Tracking Stock Transaction with EchoStar pursuant to which, among other things, we transferred these satellites to EchoStar and lease back certain satellite capacity on these satellites.  See Note 4 for further discussion.

FCC Authorizations

MVDDS Licenses.  We have multichannel video distribution and data service (“MVDDS”) licenses in 82 out of 214 geographical license areas, including Los Angeles, New York City, Chicago and several other major metropolitan areas.  By August 2014, we were required to meet certain FCC build-out requirements related to our MVDDS licenses, and we are subject to certain FCC service rules applicable to these licenses.  We have filed an application with the FCC seeking an extension of the build-out requirements related to our MVDDS licenses and requested an additional four-year license term.  That application remains pending, and we cannot predict the timing or outcome of our application.  Part or all of our MVDDS licenses may be terminated if our application for an extension is not granted.  If the FCC decides to terminate part or all of these licenses, we may be required to write-off up to the $24 million carrying value.

6.     Property and Equipment

Property and equipment consisted of the following:

	Depreciable
	Life	As of December 31,
	(In Years)	2013	2012
		(In thousands)
Equipment leased to customers	2-5	$3,496,994	$3,424,911
EchoStar I	12	201,607	201,607
EchoStar VII	15	177,000	177,000
EchoStar X	15	177,192	177,192
EchoStar XI	15	200,198	200,198
EchoStar XIV	15	316,541	316,541
EchoStar XV	15	277,658	277,658
Satellites acquired under capital lease agreements	10-15	499,819	499,819
Furniture, fixtures, equipment and other	1-10	600,439	580,588
Buildings and improvements	1-40	80,439	74,398
Land	-	5,504	5,207
Construction in progress	-	39,043	20,469
Total property and equipment		6,072,434	5,955,588
Accumulated depreciation		(3,093,111)	(2,948,204)
Property and equipment, net		$2,979,323	$3,007,384

Construction in progress consisted of the following:

	As of December 31,
	2013	2012
	(In thousands)
Computer hardware projects	$20,216	$2,115
Software projects	15,017	6,088
Other	3,810	12,266
Construction in progress	$39,043	$20,469

Depreciation and amortization expense consisted of the following:

	For the Years Ended December 31,
	2013	2012	2011
	(In thousands)
Equipment leased to customers	$739,266	$649,394	$725,904
Satellites	108,682	123,431	128,352
Buildings, furniture, fixtures, equipment and other	58,039	58,081	50,699
148 degree orbital location (1)	—	67,776	—
Total depreciation and amortization	$905,987	$898,682	$904,955

(1)           See “FCC Authorizations” below.

Cost of sales and operating expense categories included in our accompanying Consolidated Statements of Operations and Comprehensive Income (Loss) do not include depreciation expense related to satellites or equipment leased to customers.

We did not record any capitalized interest during the years ended December 31, 2013, 2012 or 2011.

Satellites

DBS Satellites.  As of December 31, 2013, we utilized 14 satellites in geostationary orbit approximately 22,300 miles above the equator, six of which we owned and depreciated over the useful life of each satellite.  As of December 31, 2013, we utilized capacity on six satellites from EchoStar, which were accounted for as operating leases.  As of December 31, 2013, we also leased two satellites from third parties, which were accounted for as capital leases and were depreciated over the shorter of the economic life or the term of the satellite agreement.

		Degree	Estimated
	Launch	Orbital	Useful Life
Satellites	Date	Location	(Years)
Owned:
EchoStar I (1)(5)	December 1995	77	12
EchoStar VII (2)(5)	February 2002	119	15
EchoStar X (2)(5)	February 2006	110	15
EchoStar XI (2)(5)	July 2008	110	15
EchoStar XIV (5)	March 2010	119	15
EchoStar XV	July 2010	45	15

Leased from EchoStar:
EchoStar VIII (1)(3)(4)	August 2002	77	NA
EchoStar IX (1)(3)	August 2003	121	NA
EchoStar XII (1)(4)	July 2003	61.5	NA
Nimiq 5 (1)(3)	September 2009	72.7	NA
EchoStar XVI (1)	November 2012	61.5	NA
QuetzSat-1 (1)(3)	September 2011	77	NA

Leased from Other Third Party:
Anik F3	April 2007	118.7	NA
Ciel II	December 2008	129	NA

Under Construction:
EchoStar XVIII	2015	110	15

(1)         See Note 15 for further discussion of our Related Party Transactions with EchoStar.

(2)         During the fourth quarter 2012, the estimated useful life of these satellites was extended from 12 years to 15 years on a prospective basis based on management’s assessment of, among other things, these satellites’ useful lives, technological obsolescence risk, estimated remaining fuel life and estimated useful lives of our other DBS satellites.  This increase in the estimated useful life of these satellites had an immaterial effect on our results of operations.

(3)         We lease a portion of the capacity on these satellites.

(4)         We generally have the option to renew each lease on a year-to-year basis through the end of the respective satellite’s useful life.

(5)         On February 20, 2014, we entered into agreements with EchoStar pursuant to which, among other things, we transferred these satellites to EchoStar and lease back certain satellite capacity on these satellites.  See Note 16 for further discussion of our Subsequent Events.

Recent Developments

Recent developments with respect to certain of our satellites are discussed below.  In addition, see Note 16 for further discussion of our Subsequent Events.

Satellites Under Construction

EchoStar XVIII.  On September 7, 2012, DISH Network entered into a contract with Space Systems/Loral, Inc. (“SS/L”) for the construction of EchoStar XVIII, a DBS satellite with spot beam technology designed for, among other things, HD programming.  During October 2013, DISH Network entered into an agreement with ArianeSpace S.A. for launch services for this satellite, which is expected to be launched during 2015.

Satellite Anomalies

Operation of our DISH branded pay-TV service requires that we have adequate satellite transmission capacity for the programming we offer.  Moreover, current competitive conditions require that we continue to expand our offering of new programming.  While we generally have had in-orbit satellite capacity sufficient to transmit our existing channels and some backup capacity to recover the transmission of certain critical programming, our backup capacity is limited.

In the event of a failure or loss of any of our satellites, we may need to acquire or lease additional satellite capacity or relocate one of our other satellites and use it as a replacement for the failed or lost satellite.  Such a failure could result in a prolonged loss of critical programming or a significant delay in our plans to expand programming as necessary to remain competitive and thus may have a material adverse effect on our business, financial condition and results of operations.

Prior to 2013, certain of our satellites have experienced anomalies, some of which have had a significant adverse impact on their remaining useful life and/or commercial operation.  There can be no assurance that future anomalies will not impact the remaining useful life and/or commercial operation of any of the satellites in our fleet.  See Note 2 “Impairment of Long-Lived Assets” for further discussion of evaluation of impairment.  There can be no assurance that we can recover critical transmission capacity in the event one or more of our in-orbit satellites were to fail.  We generally do not carry commercial insurance for any of the in-orbit satellites that we use, other than certain satellites leased from third parties, and therefore, we will bear the risk associated with any uninsured in-orbit satellite failures.  Recent developments with respect to certain of our satellites are discussed below.

Leased Satellites

EchoStar XII.  Prior to 2010, EchoStar XII experienced anomalies resulting in the loss of electrical power available from its solar arrays, which reduced the number of transponders that could be operated.  In September 2012, November 2012, and January 2013, EchoStar XII experienced additional solar array anomalies, which further reduced the electrical power available.  During the third quarter 2013, EchoStar informed us that EchoStar XII will likely experience further loss of available electrical power that will impact its operational capability, and EchoStar reduced the remaining estimated useful life of the satellite to 18 months.  Pursuant to our satellite lease agreement with EchoStar, we are entitled to a reduction in our monthly recurring lease payments in the event of a partial loss of satellite capacity or complete failure of the satellite.  Since the number of useable transponders on EchoStar XII depends on, among other things, whether EchoStar XII is operated in CONUS which provides service to the continental United States, spot beam, or hybrid CONUS/spot beam mode, we are unable to determine at this time the actual number of transponders that will be available at any given time or how many transponders can be used during the remaining estimated life of the satellite.  This satellite is currently not in service and serves as an in-orbit spare.

FCC Authorizations.  On May 31, 2012, the International Bureau of the FCC announced the termination of our license for use of the 148 degree orbital location.  We had not had a satellite positioned at the 148 degree orbital location since the retirement of EchoStar V in August 2009.  Our license for use of the 148 degree orbital location had a $68 million carrying value.  This amount was recorded as “Depreciation and amortization” expense on our Consolidated Statements of Operations and Comprehensive Income (Loss) in the second quarter 2012 due to the termination of this license by the FCC.